Other income, net (Tables)	12 Months Ended
Mar. 31, 2018
Other income, net
Other income, net

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Profit Share Payments (Note 4(a))	1,122	2,086	3,444
Government grants (i)	401	451	555
Amortization of restructuring reserve (Note 4(a))	(264)	(264)	(264)
Exchange differences	(563)	2,328	(1,679)
Others	1,362	1,485	2,104

Total	2,058	6,086	4,160

(i)

Government grants mainly represent amounts received from central and local governments in connection with the Company's investments in local business districts and contributions to technology development.